Silver and Gold Interests - Schedule of Silver and Gold Interests (Parenthetical) (Detail) - USD ($) shares in Millions, $ in Millions	Apr. 10, 2017	Dec. 31, 2017	Dec. 31, 2016
Alexco Resource Corp [member]
Disclosure Of Silver And Gold Interests [line items]
Common shares received	3
Fair value of shares received	$ 5
Accumulated impairment [member] | Keno Hill [member] | Silver interests [member]
Disclosure Of Silver And Gold Interests [line items]
Cumulative impairment charges		$ 11	$ 11
Accumulated impairment [member] | Pascua-Lama [member] | Silver interests [member]
Disclosure Of Silver And Gold Interests [line items]
Cumulative impairment charges		338	110
Accumulated impairment [member] | Seven hundred and seventy seven [member] | Silver interests [member]
Disclosure Of Silver And Gold Interests [line items]
Cumulative impairment charges		64	64
Accumulated impairment [member] | Seven hundred and seventy seven [member] | Gold interests [member]
Disclosure Of Silver And Gold Interests [line items]
Cumulative impairment charges		151	151
Accumulated impairment [member] | Sudbury [member] | Gold interests [member]
Disclosure Of Silver And Gold Interests [line items]
Cumulative impairment charges		$ 120	$ 120